Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000229214 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229214 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000229214 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000229214 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000229214 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000229214 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229214 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229214 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229214 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229214 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229214 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229214 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229214 [Member] | Foreign Government Obligations sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000229214 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229214 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000229214 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000229214 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229214 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229214 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000229214 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000229214 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229214 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229215 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229215 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000229215 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000229215 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000229215 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000229215 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229215 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229215 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229215 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229215 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229215 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229215 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229215 [Member] | Foreign Government Obligations sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000229215 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229215 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000229215 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000229215 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229215 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229215 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000229215 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000229215 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229215 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229209 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000229209 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000229209 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000229209 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229209 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000229209 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000229209 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229209 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229209 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229209 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229209 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229209 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229209 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229209 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229209 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000229209 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229209 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000229209 [Member] | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229209 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229210 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000229210 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000229210 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000229210 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229210 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000229210 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000229210 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229210 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229210 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229210 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229210 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229210 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229210 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229210 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229210 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000229210 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229210 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000229210 [Member] | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229210 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229208 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000229208 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000229208 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000229208 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229208 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000229208 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000229208 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229208 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229208 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229208 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229208 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229208 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229208 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229208 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229208 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000229208 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229208 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000229208 [Member] | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229208 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229213 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
C000229213 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	82.50%	[1]
C000229213 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000229213 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
C000229213 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
C000229213 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229213 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229213 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229213 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000229213 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000229213 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229213 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229213 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229213 [Member] | Municipal Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229213 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229213 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229213 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229213 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229213 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229213 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229213 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000229213 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229213 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000229213 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000229213 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000229213 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229213 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229213 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229211 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[2]
C000229211 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	82.50%	[2]
C000229211 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[2]
C000229211 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[2]
C000229211 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[2]
C000229211 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229211 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229211 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229211 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000229211 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000229211 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229211 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229211 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229211 [Member] | Municipal Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229211 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229211 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229211 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229211 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229211 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229211 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229211 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000229211 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229211 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000229211 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000229211 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000229211 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229211 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229211 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229212 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[3]
C000229212 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	82.50%	[3]
C000229212 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[3]
C000229212 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[3]
C000229212 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[3]
C000229212 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229212 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229212 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229212 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000229212 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000229212 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229212 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229212 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229212 [Member] | Municipal Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229212 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229212 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229212 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229212 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229212 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229212 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229212 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000229212 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229212 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000229212 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000229212 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000229212 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229212 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229212 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%

[1]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[2]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[3]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.